FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis	Assets and liabilities measured at fair value on a recurring basis are summarized below.
Fair Value Measurements as of December 31, 2022

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate (1)	$—	$37,360	$2,103	$39,463
U.S. Treasury, government and agency	—	5,738	—	5,738
States and political subdivisions	—	442	29	471
Foreign governments	—	836	—	836
Residential mortgage-backed (2)	—	777	—	777
Asset-backed (3)	—	8,449	—	8,449
Commercial mortgage-backed	—	3,138	32	3,170
Redeemable preferred stock	—	43	—	43
Total fixed maturities, AFS	—	56,783	2,164	58,947
Other equity investments	137	478	12	627
Trading securities	160	123	—	283
Other invested assets:
Short-term investments	—	485	—	485
Assets of consolidated VIEs/VOEs	—	—	5	5
Swaps	—	(416)	—	(416)
Credit default swaps	—	(2)	—	(2)
Options	—	4,153	—	4,153
Total other invested assets	—	4,220	5	4,225
Cash equivalents	397	258	—	655
Purchased market risk benefits	—	—	10,490	10,490
Assets for market risk benefits	—	—	478	478
Separate Accounts assets (4)	108,378	2,429	1	110,808
Total Assets	$109,072	$64,291	$13,150	$186,513

Liabilities:
SCS, SIO, MSO and IUL indexed features’ liability	—	4,077	—	4,077
Liabilities for market risk benefits	—	—	15,751	15,751
Total Liabilities	$—	$4,077	$15,751	$19,828
______________
(1)Corporate fixed maturities includes both public and private issues.
(2)Includes publicly traded agency pass-through securities and collateralized obligations.
(3)Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.
(4)Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate. As of December 31, 2022 the fair value of such investments was $456 million.
Fair Value Measurements as of December 31, 2021

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate (1)	$—	$46,231	$1,493	$47,724
U.S. Treasury, government and agency	—	15,214	—	15,214
States and political subdivisions	—	562	35	597
Foreign governments	—	1,152	—	1,152
Residential mortgage-backed (2)	—	90	—	90
Asset-backed (3)	—	5,897	8	5,905
Commercial mortgage-backed	—	2,321	20	2,341
Redeemable preferred stock	—	53	—	53
Total fixed maturities, AFS	—	71,520	1,556	73,076
Other equity investments	243	434	5	682
Trading securities	193	186	—	379
Other invested assets:
Short-term investments	—	—	—	—
Assets of consolidated VIEs/VOEs	—	—	8	8
Swaps	—	(469)	—	(469)
Credit default swaps	—	(1)	—	(1)
Options	—	6,956	—	6,956
Total other invested assets	—	6,486	8	6,494
Cash equivalents	1,109	273	—	1,382
Purchased market risk benefits	—	—	14,293	14,293
Assets for market risk benefits	—	—	317	317
Separate Accounts assets (4)	140,740	2,565	1	143,306
Total Assets	$142,285	$81,464	$16,180	$239,929

Liabilities:
SCS, SIO, MSO and IUL indexed features’ liability	—	6,641	—	6,641
Liabilities for market risk benefits	—	—	21,672	21,672
Total Liabilities	$—	$6,641	$21,672	$28,313
______________
(1)Corporate fixed maturities includes both public and private issues.
(2)Includes publicly traded agency pass-through securities and collateralized obligations.
(3)Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. As of December 31, 2021 the fair value of such investments was $404 million.
Schedule of Reconciliation of Assets and Liabilities at Level 3	The tables below present reconciliations for all Level 3 assets and liabilities and changes in unrealized gains (losses) for the years ended December 31, 2022, 2021 and 2020, respectively. Not included below are the changes in balances related to market risk benefits and purchased market risk level 3 assets and liabilities, which are included in Note 9 of the Notes to these Consolidated Financial Statements.

	Corporate	State and Political Subdivisions	CMBS	Asset-backed
	(in millions)
Balance, January 1, 2022	$1,493	$35	$20	$8
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	5	—	—	—
Investment gains (losses), net	(5)	—	—	—
Subtotal	—	—	—	—
Other comprehensive income (loss)	(157)	(5)	(2)	—
Purchases	1,093	—	14	—
Sales	(379)	(1)	—	(2)
Activity related to consolidated VIEs/VOEs	—	—	—	—
Transfers into Level 3 (1)	168	—	—	—
Transfers out of Level 3 (1)	(115)	—	—	(6)
Balance, December 31, 2022	$2,103	$29	$32	$—

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (2)	$—	$—	$—	$—
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$(154)	$(5)	$(2)	$—

Balance, January 1, 2021	$1,687	$39	$—	$20
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	5	—	—	—
Investment gains (losses), net	(16)	—	—	—
Subtotal	(11)	—	—	—
Other comprehensive income (loss)	34	(2)	—	—
Purchases	937	—	20	6
Sales	(468)	(2)	—	(18)
Activity related to consolidated VIEs/VOEs	—	—	—	—
Transfers into Level 3 (1)	27	—	—	—
Transfers out of Level 3 (1)	(713)	—	—	—
Balance, December 31, 2021	$1,493	$35	$20	$8
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (2)	$—	$—	$—	$—
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$28	$(2)	$—	$—

Balance, January 1, 2020	$1,246	$39	$—	$100
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	4	—	—	—
Investment gains (losses), net	(16)	—	—	—
Subtotal	(12)	—	—	—
Other comprehensive income (loss)	(17)	2	—	—
Purchases	513	—	—	20
Sales	(224)	(2)	—	—
Transfers into Level 3 (1)	184	—	—	—
Transfers out of Level 3 (1)	(3)	—	—	(100)
Balance, December 31, 2020	$1,687	$39	$—	$20
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (2)	$—	$—	$—	$—
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$(18)	$2	$—	$—
_______________
(1)Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.
(2)For instruments held as of December 31, 2022 and 2021, amounts are included in net investment income or net derivative gains (losses) in the consolidated statements of income (loss) or unrealized gains (losses) on investments in the consolidated statements of comprehensive income.

Other Equity Investments (3)	Separate Accounts Assets
(in millions)

Balance, January 1, 2022	$13	$1
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	(1)	—
Net derivative gains (losses)	—	—
Total realized and unrealized gains (losses)	(1)	—
Other comprehensive income (loss)	—	—
Purchases	8	—
Sales	—	—
Other	—	—
Activity related to consolidated VIEs/VOEs	(3)	—
Transfers into Level 3 (1)	—	—
Transfers out of Level 3 (1)	—	—
Balance, December 31, 2022	$17	$1
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (2)	$(1)	$—
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$—	$—

Balance, January 1, 2021	$15	$1
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	2	—
Net derivative gains (losses)	—	—
Total realized and unrealized gains (losses)	2	—
Other comprehensive income (loss)	—	—
Purchases	1	1
Sales	(1)	—
Change in estimate	—	—
Activity related to consolidated VIEs/VOEs	(4)	—
Transfers into Level 3 (1)	—	—
Transfers out of Level 3 (1)	—	(1)
Balance, December 31, 2021	$13	$1
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (2)	$2	$—
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$—	$—

Balance, January 1, 2020	$16	$—
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	—	—
Net derivative gains (losses)	—	—
Total realized and unrealized gains (losses)	—	—
Other comprehensive income (loss)	—	—
Purchases	3	1
Sales	—	—
Settlements
Other	—	—
Activity related to consolidated VIEs/VOEs	(4)	—
Transfers into Level 3 (1)	—	—
Transfers out of Level 3 (1)	—	—
Balance, December 31, 2020	$15	$1

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (2)	$—	$—
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$—	$—
_______________
(1)Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.
(2)For instruments held as of December 31, 2022 and 2021, amounts are included in net investment income or net derivative gains (losses) in the consolidated statements of income (loss) or unrealized gains (losses) on investments in the consolidated statements of comprehensive income.
(3)Other Equity Investments include other invested assets.
Schedule of Quantitative Information About Level 3 Fair Value Measurement
The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2022 and 2021, respectively.

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2022

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
	(Dollars in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$413	Matrix pricing model	Spread over Benchmark	20 bps - 797 bps	204 bps
	1,029	Market comparable companies	EBITDA multiples Discount Rate Cash flow Multiples Loan to Value	5.3x - 35.8x 9.0% - 45.7% 0.0x - 10.3x 0.0% - 40.4%	13.6x 11.9% 6.1x 12.0%
Other equity investments	4	Market comparable companies	Revenue multiple	0.5x - 10.8x	2.4x
Purchased MRB asset (1) (2) (4)	10,490	Discounted cash flow	Lapse rates Withdrawal rates GMIB utilization rates Non-performance risk Volatility rates - Equity Mortality: Ages 0-40 Ages 41-60 Ages 61-115	0.26% - 26.23% 0.06% - 10.93% 0.04% - 66.66% 54 bps - 124 bps 14% - 32% 0.01% - 0.17% 0.06% - 0.52% 0.32% - 40.00%	1.58% 0.69% 7.39% 69 bps 24% 2.87% (same for all ages) (same for all ages)
Liabilities:
Direct MRB (1) (2) (3) (4)	$15,273	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality : Ages 0-40 Ages 41-60 Ages 61-115	157 bps 0.26% - 35.42% 0.00% - 10.93% 0.04% - 100.00% 0.01% - 0.17% 0.06% - 0.52% 0.32% - 40.00%	157 bps 2.97% 0.68% 5.50% 2.41% (same for all ages) (same for all ages)
______________
(1)Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.
(2)For lapses, withdrawals, and utilizations the rates were weighted by counts, for mortality weighted average rates are shown for all ages combined and for withdrawals the weighted averages were based on an estimated split of partial withdrawal and dollar-for-dollar withdrawals.
(3)MRB liabilities are shown net of MRB assets. Net amount is made up of $15.8 billion of MRB liabilities and $478 million of MRB assets.
(4)Includes Legacy and Core products.
Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2021

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
	(Dollars in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$248	Matrix pricing model	Spread over benchmark	20 - 270 bps	146 bps
	888	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples Loan to Value	4.9x - 62.3x 6.2% - 21.5% 0.5x -10.0x 3.1%-63.4%	13.0x 9.1% 5.5x 30.8%
Other equity investments	4	Market comparable companies	Revenue multiple	7.8x - 10.3x	9.5x
Purchased MRB asset (1) (2) (4)	14,293	Discounted cash flow	Lapse rates Withdrawal rates GMIB utilization rates Non-performance risk Volatility rates - Equity Mortality: Ages 0-40 Ages 41-60 Ages 61-115	0.26% - 26.85% 0.19%-8.34% 0.04%-66.14% 50 bps-93 bps 11%-31% 0.01%-0.17% 0.06%-0.53% 0.31%-40.00%	1.30% 1.20% 6.92% 67 bps 24% 2.59% (same for all ages) (same for all ages)
Liabilities:
Direct MRB (1) (2) (3) (4)	$21,355	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality: Ages 0-40 Ages 41 - 60 Ages 61 - 115	111 bps 0.26%-26.85% 0.00%-8.34% 0.04%-100.00% 0.01%-0.17% 0.06%-0.53% 0.31%-40.00%	111 bps 1.68% 1.01% 6.40% 2.82% (same for all ages) (same for all ages)
______________
(1)Mortality rates vary by age and demographic characteristic such as gender and benefits elected with the policy. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.
(2)Lapses and pro-rata withdrawal rates were developed as a function of the policy account value. Dollar for dollar withdrawal rates were developed as a function of the dollar for dollar threshold, the dollar for dollar limit. GMIB utilization rates were developed as a function of the GMIB benefit base.
(3)MRB liabilities are shown net of MRB assets. Net amount is made up of $21.7 billion of MRB liabilities and $317 million of MRB assets.
(4)Includes Legacy and Core products.

Schedule of Fair Value Disclosure Financial Instruments Not Carried At Fair Value	The carrying values and fair values as of December 31, 2022 and 2021 for financial instruments not otherwise disclosed in Note 3 and Note 4 of the Notes to these Consolidated Financial Statements are presented in the table below:
Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2022:
Mortgage loans on real estate	$16,464	$—	$—	$14,675	$14,675
Policy loans	$3,563	$—	$—	$3,850	$3,850
Loans to affiliates	$1,900	$—	$1,755	$—	$1,755
Policyholders’ liabilities: Investment contracts	$1,801	$—	$—	$1,645	$1,645
FHLB funding agreements	$8,505	$—	$8,390	$—	$8,390
FABN funding agreements	$7,095	$—	$6,384	$—	$6,384
Separate Accounts liabilities	$10,236	$—	$—	$10,236	$10,236

December 31, 2021:
Mortgage loans on real estate	$14,016	$—	$—	$14,291	$14,291
Policy loans	$3,540	$—	$—	$4,512	$4,512
Loans to affiliates	$1,900	$—	$1,974	$—	$1,974
Policyholders’ liabilities: Investment contracts	$1,916	$—	$—	$1,980	$1,980
FHLB funding agreements	$6,647	$—	$6,679	$—	$6,679
FABN funding agreements	$6,689	$—	$6,626	$—	$6,626
Separate Accounts liabilities	$11,620	$—	$—	$11,620	$11,620